Shareholders' Equity (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Shareholders' Equity (Textual)
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, no par value
Preferred stock share authorized	Unlimited	Unlimited
Common stock, shares, outstanding	2,415,825	1,533,333
Share price		$ 0.02
Ordinary shares, no par value, unlimited shares authorized; 1,533,333 shares issued and outstanding(1)
Forfeiture of shares due to partial exercise of over allotment option by the underwriter		133,333
Criteria of transferring assigning or sell of initial shares condition 1	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, upon consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 2	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, when the closing price of the Company's ordinary shares exceeds $12.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 3	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, when the closing price of the Company's ordinary shares exceeds $13.50 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 4	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, when the closing price of the Company's ordinary shares exceeds $15.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 5	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 20% of such shares, when the closing price of the Company's ordinary shares exceeds $17.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination.
Criteria of transferring assigning or sell of initial shares condition 6	The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until with respect to 100% of such shares, immediately if, following a Business Combination, the Company engages in a subsequent transaction (1) resulting in its shareholders having the right to exchange their shares for cash or other securities or (2) involving a consolidation, merger or other change in the majority of the Company's board of directors or management team in which the company is the surviving entity.